Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares		September 30, 2025 Fair Value
	Common Stock – 103.13%
	United States – 69.98%
	Aerospace / Defense – 1.10%
26,874	TransDigm Group, Inc.		$35,420,469
	Aerospace / Defense - Equipment – 1.18%
100,442	General Electric Co.		30,214,962
279,888	Standardaero, Inc.*		7,638,144
			37,853,106
	Applications Software – 4.22%
261,894	Microsoft Corp.	(a)	135,647,997
	Building Products - Air & Heating – 0.30%
87,492	Johnson Controls International PLC		9,619,745
	Building Products - Cement / Aggregate – 4.83%
101,724	Martin Marietta Materials, Inc.		64,114,603
204,724	Vulcan Materials Co.	(a)	62,977,197
237,155	CRH PLC		28,434,885
			155,526,685
	Coatings / Paint – 0.48%
44,435	The Sherwin-Williams Co.		15,386,063

	Commercial Services – 1.63%
33,248	Cintas Corp.	(a)	6,824,484
100,607	Quanta Services, Inc.	(a)	41,693,553
252,054	NIQ Global Intelligence PLC*		3,957,248
			52,475,285
	Commercial Services - Finance – 0.75%
124,288	Block, Inc.*	(a)	8,982,294
26,883	S&P Global, Inc.	(a)	13,084,225
57,444	Toast, Inc.*		2,097,280
			24,163,799
	Computer Aided Design – 3.74%
215,870	Cadence Design Systems, Inc.*	(a)	75,826,496
90,305	Synopsys, Inc.*		44,555,584
			120,382,080
	Computers – 0.97%
219,804	Dell Technologies, Inc., Class C		31,161,613
	E-Commerce / Products – 5.11%
748,916	Amazon.com, Inc.*	(a)	164,439,486
	E-Commerce / Services – 3.64%
342,065	Expedia Group, Inc.	(a)	73,116,394
448,734	Uber Technologies, Inc.*		43,962,470
			117,078,864
	Electric - Generation – 1.50%
146,370	Constellation Energy Corp.	(a)	48,165,975

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric – Integrated – 1.22%
422,977	Entergy Corp.		$39,417,227
	Electronic Components - Semiconductors – 2.99%
391,405	Analog Devices, Inc.		96,168,209
	Electronic Connectors – 2.17%
563,192	Amphenol Corp., Class A		69,695,010
	Enterprise Software / Services – 3.41%
312,050	Oracle Corp.	(a)	87,760,942
248,885	SS&C Technologies Holdings, Inc.		22,091,033
			109,851,975
	Finance - Credit Card – 3.97%
105,155	Mastercard, Inc., Class A	(a)	59,813,216
198,835	Visa, Inc., Class A	(a)	67,878,292
			127,691,508
	Finance - Other Services – 1.30%
248,414	Intercontinental Exchange, Inc.	(a)	41,852,791
	Gas - Distributions – 0.59%
437,529	NiSource, Inc.		18,945,006
	Independent Power Producer – 1.29%
212,309	Vistra Corp.		41,595,579
	Internet Content - Entertainment – 5.48%
240,396	Meta Platforms, Inc., Class A	(a)	176,542,015
	Machinery – Electric Utilities – 1.75%
222,687	BWX Technologies, Inc.		41,056,802
101,396	Vertiv Holdings Co., Class A		15,296,601
			56,353,403
	Medical - Biomedical / Genetics – 0.94%
256,627	Akero Therapeutics, Inc.*		12,184,650
770,076	BioCryst Pharmaceuticals, Inc.*		5,844,877
71,674	Insmed, Inc.*		10,321,773
120,198	Keros Therapeutics, Inc.*		1,901,532
			30,252,832
	Medical - Drugs – 0.94%
16,899	Madrigal Pharmaceuticals, Inc.*		7,750,895
645,814	ORIC Pharmaceuticals, Inc.*		7,749,768
146,151	Rhythm Pharmaceuticals, Inc.*		14,759,789
			30,260,452
	Private Equity – 0.63%
321,007	The Carlyle Group, Inc.		20,127,140
	REITs - Diversified – 1.18%
62,077	American Tower Corp.		11,938,648
33,455	Equinix, Inc.		26,203,293
			38,141,941

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 1.07%
74,086	Burlington Stores, Inc.*		$18,854,887
102,022	Ross Stores, Inc.		15,547,133
			34,402,020
	Retail - Building Products – 0.72%
91,599	Lowe’s Cos., Inc.		23,019,745
	Retail - Major Department Stores – 2.06%
461,594	The TJX Cos., Inc.	(a)	66,718,797
	Retail - Restaurants – 0.41%
70,485	Chipotle Mexican Grill, Inc.*		2,762,307
68,086	Yum! Brands, Inc.	(a)	10,349,072
			13,111,379
	Semiconductor Equipment – 8.41%
92,546	KLA Corp.	(a)	99,820,116
860,255	Lam Research Corp.	(a)	115,188,145
403,576	Teradyne, Inc.		55,548,201
			270,556,462
	Total United States (Cost $1,136,119,216)		$2,252,024,658

	Canada – 0.66%
	Transport - Rail – 0.66%
286,766	Canadian Pacific Kansas City, Ltd.		21,361,199
	Total Canada (Cost $22,070,275)		$21,361,199

	China – 2.52%
	Auto - Cars / Light Trucks – 0.68%
1,569,000	BYD Co., Ltd., Class H		22,222,996
	E-Commerce / Products – 0.39%
354,468	JD.com, Inc., Class A - Sponsored ADR		12,399,291
	E-Commerce / Services – 0.13%
309,000	Meituan, Class B*		4,150,236
	Real Estate Management / Services – 0.18%
302,409	KE Holdings, Inc. - Sponsored ADR		5,745,771
	Schools – 0.34%
203,852	New Oriental Education & Technology Group, Inc. - Sponsored ADR		10,818,426
	Transport - Services – 0.80%
1,997,523	Full Truck Alliance Co., Ltd. - Sponsored ADR		25,907,873
	Total China (Cost $58,389,883)		$81,244,593

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	France – 10.02%
	Aerospace / Defense - Equipment – 10.02%
700,083	Airbus SE		$162,380,752
453,935	Safran SA		160,065,425
	Total France (Cost $150,559,694)		$322,446,177

	Germany – 6.60%
	Aerospace / Defense – 1.14%
80,049	MTU Aero Engines AG		36,767,106
	Athletic Footwear – 0.59%
89,659	adidas AG		18,899,669
	Machinery – Electric Utilities – 4.87%
1,342,516	Siemens Energy AG		156,830,705
	Total Germany (Cost $76,345,193)		$212,497,480

	Hong Kong – 0.40%
	Casino Hotels – 0.40%
2,322,000	Galaxy Entertainment Group, Ltd.		12,797,203
	Total Hong Kong (Cost $12,687,876)		$12,797,203

	Japan – 3.80%
	Audio / Video Products – 3.66%
4,081,000	Sony Group Corp.		117,689,535
	Life / Health Insurance – 0.14%
4,081,000	Sony Financial Group, Inc.		4,531,835
	Total Japan (Cost $55,507,890)		$122,221,370

	Netherlands – 0.57%
	Medical - Biomedical / Genetics – 0.57%
24,733	Argenx SE - Sponsored ADR*		18,242,071
	Total Netherlands (Cost $13,407,509)		$18,242,071

	Taiwan – 6.17%
	Semiconductor Components - Integrated Circuits – 6.17%
710,832	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		198,528,269
	Total Taiwan (Cost $98,491,730)		$198,528,269

	Uruguay – 2.41%
	E-Commerce / Services - 2.41%
33,235	MercadoLibre, Inc.*	(a)	77,668,201
	Total Uruguay (Cost $35,712,638)		$77,668,201
	Total Common Stock (Cost $1,659,291,904)		$3,319,031,221

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	Total Investments in Securities (Cost $1,659,291,904) – 103.13%	$3,319,031,221
	Total Purchased Options (Cost $309,825,142) - 9.69%	311,882,724
	Total Securities Sold, Not Yet Purchased (Proceeds $1,383,043,762) - (43.20)%	(1,390,281,390)
	Other Assets, in Excess of Liabilities – 30.38%**	977,543,933
	Members’ Capital – 100.00%	$3,218,176,488

(a)	Partially or wholly held in a pledge account at the Bank of New York Mellon (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $57,540,935 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 1.79% of Members’ Capital, and foreign currency with a U.S. Dollar value of $150 held in a Foreign Cash Account with the Custodian which is 0.00% of Members’ Capital. $9,596,224 of those amounts are held as restricted cash and are in a segregated account with the Custodian, as collateral for swap contracts and securities sold short, not yet purchased, in each case as at September 30, 2025.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2025 Fair Value
			Purchased Options – 9.69%
			Equity Options – 9.68%
			Equity Call Options - 7.04%
			United States – 5.94%
			Applications Software - 0.55%
$201,905,500	4,163	11/21/2025 $485	Microsoft Corp.	$17,859,270
			Auto-Cars / Light Trucks - 0.83%
320,365,500	7,041	11/21/2025 $455	Tesla, Inc.	26,702,992
			Casino Hotels - 0.55%
28,543,500	6,343	1/16/2026 $45	Las Vegas Sands Corp.	6,676,008
84,660,000	7,055	12/19/2025 $120	Wynn Resorts, Ltd.	10,811,788
				17,487,796
			Computers - 0.58%
111,540,000	5,070	11/21/2025 $220	Apple, Inc.	18,797,025
			Diversified Manufactimg Operations - 0.19%
37,449,000	2,774	11/21/2025 $135	3M Co.	6,130,540
			E-Commerce / Products - 0.31%
116,760,000	5,560	11/21/2025 $210	Amazon.com, Inc.	9,827,300
			E-Commerce / Services - 1.21%
94,860,000	186	12/19/2025 $5,100	Booking Holdings, Inc.	9,502,740
172,296,000	7,179	11/21/2025 $240	DoorDash, Inc., Class A	29,380,057
				38,882,797
			Electronic Component - Semiconductor - 0.66%
106,887,000	3,239	12/19/2025 $330	Broadcom, Inc.	9,741,293
126,756,000	7,042	11/21/2025 $180	NVIDIA Corp.	11,460,855
				21,202,148
			Enterprise Software / Services - 0.04%
53,244,000	1,972	12/19/2025 $270	Salesforce, Inc.	1,291,660
			Hotels & Motels - 0.41%
50,760,000	2,115	1/16/2026 $240	Hilton Worldwide Holdings, Inc.	6,186,375
54,360,000	2,265	1/16/2026 $240	Marriott International, Inc., Class A	7,066,800
				13,253,175
			Internet Content - Entertainment - 0.12%
55,872,000	776	11/21/2025 $720	Meta Platforms, Inc., Class A	3,998,340
			Web Portals / ISP - 0.49%
53,504,000	2,816	11/21/2025 $190	Alphabet, Inc., Class A	15,621,760
			Total United States (Cost $189,674,038)	$191,054,803

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2025 Fair Value
			Taiwan – 1.10%
			Semiconductor Components - Integrated Circuits - 1.10%
$192,912,000	8,038	11/21/2025 $240	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	$35,407,390
			Total Taiwan (Cost $26,790,842)	$35,407,390
			Total Equity Call Options (Cost $216,464,880)	$226,462,193

			Equity Put Options - 2.64%
			United States – 2.64%
			Growth & Income - Large Cap - 1.24%
1,061,522,000	17,402	3/20/2026 $610	SPDR S&P 500 ETF Trust	21,152,131
897,346,500	14,591	3/20/2026 $615	SPDR S&P 500 ETF Trust	18,829,686
				39,981,817
			Sector Fund - Technology - 1.40%
774,717,500	14,215	3/20/2026 $545	Invesco QQQ Trust Series 1	19,737,528
893,106,000	16,092	3/20/2026 $555	Invesco QQQ Trust Series 1	25,425,359
				45,162,887
			Total United States (Cost $89,387,900)	$85,144,704
			Total Equity Put Options (Cost $89,387,900)	$85,144,704
			Total Equity Options (Cost $305,852,780)	$311,606,897

			Currency Put Options - 0.01%
			United States – 0.01%
5,217,010	86,950,162	12/19/2025 $6	USD-BRL	272,555
7,594,502	100,589,428	12/19/2025 $7.55	USD-CNH	3,272
			Total United States (Cost $3,972,362)	$275,827
			Total Currency Put Options (Cost $3,972,362)	$275,827
			Total Purchased Options (Cost $309,825,142)	$311,882,724

BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2025 Fair Value
	Securities Sold, Not Yet Purchased – 43.20%
	Common Stock – 43.20%
	United States – 33.95%
	Advertising Agencies – 0.72%
282,669	Omnicom Group, Inc.	$23,046,004
	Advertising Services – 0.51%
588,337	The Interpublic Group of Cos., Inc.	16,420,486
	Apparel Manufacturers – 0.10%
496,660	Hanesbrands, Inc.*	3,272,989
	Appliances – 0.35%
141,332	Whirlpool Corp.	11,108,695
	Applications Software – 0.10%
70,558	Gitlab, Inc., Class A*	3,180,755
	Auto - Cars / Light Trucks – 6.35%
1,383,010	Ford Motor Co.	16,540,800
422,484	Tesla, Inc.*	187,887,084
		204,427,884
	Beverages-Non-Alcoholic – 0.68%
70,414	The Coca-Cola Co.	4,669,856
254,140	Monster Beverage Corp.*	17,106,163
		21,776,019
	Brewery – 0.57%
98,781	Constellation Brands, Inc.	13,302,837
112,663	Molson Coors Beverage Co.	5,098,001
		18,400,838
	Cable / Satellite TV – 0.84%
98,597	Charter Communications, Inc., Class A*	27,124,528
	Cellular Telecommunications – 1.28%
172,344	T-Mobile US, Inc.	41,255,707
	Commercial Banks – 0.42%
508,016	Regions Financial Corp.	13,396,382
	Commercial Services - Finance – 1.73%
190,009	Global Payments, Inc.	15,785,948
416,069	H&R Block, Inc.	21,040,609
281,656	PayPal Holdings, Inc.*	18,887,851
		55,714,408
	Computer Data Security – 1.00%
190,118	Fortinet, Inc.*	15,985,121
77,959	Qualys, Inc.*	10,316,314
89,809	Rapid7, Inc.*	1,683,919
144,458	Tenable Holdings, Inc.*	4,212,395
		32,197,749
	Computer Services – 1.10%
148,779	Cognizant Technology Solutions Corp. Class A	9,978,608
84,617	Gartner, Inc.*	22,243,271
77,732	Genpact, Ltd.	3,256,193
		35,478,072

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 1.42%
272,361	Dropbox, Inc., Class A*	$8,228,026
126,750	Technology Select Sector SPDR	35,725,755
79,449	Teradata Corp.*	1,708,948
		45,662,729
	Data Processing / Management – 1.31%
24,514	Fair Isaac Corp.*	36,685,936
42,249	Paychex, Inc.	5,355,483
		42,041,419
	E-Commerce / Products – 0.23%
112,662	Etsy, Inc.*	7,479,630
	Electric Products - Miscellaneous – 0.35%
84,668	Emerson Electric Co.	11,106,748
	Electronic Components - Miscellaneous - 0.79%
59,273	Hubbell, Inc.	25,505,765
	Electronic Components - Semiconductors – 2.31%
112,663	Advanced Micro Devices, Inc.*	18,227,747
240,694	GLOBALFOUNDRIES, Inc.*	8,626,473
267,573	Marvell Technology, Inc.	22,494,862
26,923	Monolithic Power Systems, Inc.	24,786,391
		74,135,473
	Enterprise Software / Services – 1.87%
225,325	Salesforce, Inc.	53,402,024
28,251	Workday, Inc., Class A*	6,800,863
		60,202,887
	Food - Miscellaneous / Diversified – 1.40%
391,035	Campbell Soup Co.	12,348,885
215,922	Conagra Brands, Inc.	3,953,532
282,642	General Mills, Inc.	14,250,810
563,633	The Kraft Heinz Co.	14,677,003
		45,230,230
	Hotels & Motels – 0.66%
198,183	Choice Hotels International, Inc.	21,187,745
	Investment Management / Advisory Services – 0.86%
324,566	Franklin Resources, Inc.	7,507,212
197,742	T. Rowe Price Group, Inc.	20,296,239
		27,803,451
	iShares Trust – 0.71%
281,656	iShares iBoxx $ High Yield Corporate Bond ETF	22,867,651

	Machinery - Electric Utility – 0.94%
49,289	GE Vernova, Inc.	30,307,806
	Medical - Biomedical / Genetics – 0.50%
57,501	Amgen, Inc.	16,226,782
	Medical - Drugs – 0.59%
101,872	Johnson & Johnson	18,889,106

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Real Estate Management / Services – 0.57%
152,580	Anywhere Real Estate, Inc.*	$1,615,822
199,057	CoStar Group, Inc.*	16,794,439
		18,410,261
	REITs - Office Property – 0.74%
126,253	Brandywine Realty Trust	526,475
538,452	Douglas Emmett, Inc.	8,383,698
102,192	Hudson Pacific Properties, Inc.	282,050
245,359	Kilroy Realty Corp.	10,366,418
70,665	SL Green Realty Corp.	4,226,474
		23,785,115
	REITs - Storage – 0.51%
56,689	Public Storage	16,374,618
	Retail - Miscellaneous / Diversified – 0.14%
278,261	Sally Beauty Holdings, Inc.*	4,530,089
	Retail - Regional Department Stores – 0.43%
408,790	Kohl’s Corp.	6,283,102
411,520	Macy’s, Inc.	7,378,554
		13,661,656
	Semiconductor Equipment – 1.37%
214,763	Applied Materials Inc.	43,970,576
	Telephone - Integrated – 0.50%
316,863	AT&T, Inc.	8,948,211
170,242	Verizon Communications, Inc.	7,482,136
		16,430,347
	Total United States (Proceeds $1,103,331,102)	$1,092,610,600

	Belgium – 0.16%
	Brewery – 0.16%
84,497	Anheuser-Busch InBev SA/NV ADR	5,036,866
	Total Belgium (Proceeds $4,914,576)	$5,036,866

	Canada – 0.89%
	Electronic Components - Miscellaneous – 0.76%
98,580	Celestica, Inc.*	24,288,140
	Enterprise Software / Services – 0.13%
114,707	Open Text Corp.	4,287,748
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	7,315
	Total Canada (Proceeds $28,541,194)	$28,583,203

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)
	China – 1.54%
	Auto - Cars / Light Trucks – 0.52%
638,025	NIO, Inc. - Sponsored ADR*	$4,861,751
501,718	XPeng, Inc. - Sponsored ADR*	11,750,236
		16,611,987
	Internet Content - Information / Network – 0.79%
410,420	Bilibili, Inc. - Sponsored ADR*	11,528,698
1,269,600	Kuaishou Technology	13,804,966
		25,333,664
	Retail - Drug Stores – 0.05%
664,645	Ping An Healthcare and Technology Co., Ltd.	1,564,142
	Wireless Equipment – 0.18%
846,600	Xiaomi Corp., Class A*	5,875,842
	Total China (Proceeds $36,643,161)	$49,385,635

	France – 0.89%
	Computer Services – 0.42%
92,534	Capgemini SE	13,433,276
	Cosmetics & Toiletries – 0.47%
35,206	L’Oreal SA	15,243,758
	Total France (Proceeds $33,046,157)	$28,677,034

	Germany – 0.13%
	Auto - Cars / Light Trucks – 0.13%
42,335	Bayerische Motoren Werke AG	4,250,095
	Total Germany (Proceeds $3,741,912)	$4,250,095

	Hong Kong – 0.10%
	Electric - Integrated – 0.10%
523,000	Power Assets Holdings, Ltd.	3,312,611
	Total Hong Kong (Proceeds $3,529,239)	$3,312,611

	India – 0.14%
	Computer Services – 0.14%
281,656	Infosys, Ltd. - Sponsored ADR	4,582,543
	Total India (Proceeds $4,902,907)	$4,582,543

	Ireland – 1.19%
	Computer Services – 0.70%
91,736	Accenture PLC, Class A	22,622,098
	Power convertor / Supply equipment – 0.49%
42,248	Eaton Corp PLC	15,811,314
	Total Ireland (Proceeds $42,068,109)	$38,433,412

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2025 Fair Value
	Common Stock – (continued)

	Israel – 1.03%
	Application Software – 0.28%
45,982	Monday.com, Ltd.*	$8,906,254
	Auto / Truck Parts & Equipment - Original – 0.12%
270,647	Mobileye Global, Inc., Class A*	3,821,536
	Computer Data Security – 0.63%
98,781	Check Point Software Technologies, Ltd.*	20,438,777
	Total Israel (Proceeds $31,841,233)	$33,166,567

	Netherlands – 1.57%
	Semiconductor Components - Integrated Circuits – 0.40%
56,532	NXP Semiconductors NV	12,874,032
	Semiconductor Equipment – 1.17%
38,793	ASML Holding NV	37,555,115
	Total Netherlands (Proceeds $42,721,257)	$50,429,147

	Switzerland – 0.62%
	Medical - Drugs – 0.62%
154,974	Novartis AG - Sponsored ADR	19,873,866
	Total Switzerland (Proceeds $15,642,324)	$19,873,866

	United Kingdom – 0.99%
	Electronic Components - Semiconductors – 0.99%
225,739	ARM Holdings PLC - Sponsored ADR*	31,939,811
	Total United Kingdom (Proceeds $32,120,591)	$31,939,811
	Total Common Stock (Proceeds $1,383,043,762)	$1,390,281,390
	Total Securities Sold, Not Yet Purchased (Proceeds $1,383,043,762)	$1,390,281,390

*	Non-income producing security
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Gain**
Swap Contracts - 7.33%
Total Return Swap Contracts - Unrealized Gain - 7.82%
United States - 5.14%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	503,933	$9,271,574	$24,091,992
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	778,800	41,282,948	141,312,220
Total United States								$50,554,522	$165,404,212

Japan - 0.21%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(9,745,536)	5,018,013
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(821,200)	(7,165,484)	27,277
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(309,900)	(56,138,112)	1,733,050
Total Japan								$(73,049,132)	$6,778,340

Spain - 0.13%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	353,302	6,469,606	4,060,195
Total Spain								$6,469,606	$4,060,195

Sweden - 0.03%
Auto - Cars / Light Trucks	Volvo Car AB, Class B*	Morgan Stanley	01/04/2027	10/24/2022	-3.25%	Termination	(686,317)	(2,328,975)	$1,039,055
Total United Kingdom								$(2,328,975)	$1,039,055

Taiwan - 0.59%
Electronic Components - Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-0.63%	Termination	(2,649,200)	(1,838,231)	261,716
Power Conversion / Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	06/14/2023	+1.25%	Termination	1,079,000	11,510,668	17,991,697
Semiconductor Components - Integrated Circuits	United Microelectronics Corp.	Morgan Stanley	01/27/2027	08/08/2013	-3.63%	Termination	(8,866,000)	(15,068,489)	701,759
Total Taiwan								$(5,396,052)	$18,955,172

United Kingdom - 1.72%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	6,154,923	42,009,154	55,017,285
Food - Retail	Marks & Spencer Group PLC	Morgan Stanley	12/16/2026	02/16/2016	-0.30%	Termination	(864,523)	(4,396,640)	259,847
Total United Kingdom								$37,612,514	$55,277,132
Total Return Swap Contracts - Unrealized Gain***								$13,862,483	$251,514,106

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Loss**
Swap Contracts - (continued)
Total Return Swap Contracts - Unrealized Loss - (0.49%)
Australia - (0.04%)
Commer Banks Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(141,116)	$(14,232,756)	$(1,441,639)
Total Australia								$(14,232,756)	$(1,441,639)

Brazil - (0.09%)
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/03/2026	01/30/2019	1.00%	Termination	7,561,500	20,365,724	(3,149,930)
Total Brazil								$20,365,724	$(3,149,930)

Japan - (0.32%)
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(939,500)	(25,059,526)	(2,417,252)
Photo Equipment & Supplies	Nikon Corp.	Morgan Stanley	12/24/2026	10/29/2013	-0.40%	Termination	(298,600)	(3,019,323)	(489,239)
Semiconductor Equipment	Advantest Corp.	Morgan Stanley	12/24/2026	08/26/2011	-0.40%	Termination	(77,300)	(3,869,340)	(3,724,166)
Semiconductor Equipment	Lasertec Corp.	Morgan Stanley	12/24/2026	06/23/2025	-0.40%	Termination	(190,100)	(22,969,913)	(3,085,933)
Total Japan								$(54,918,102)	$(9,716,590)

United Kingdom - (0.04%)
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(245,024)	$(13,358,675)	$(1,165,727)
Total United Kingdom								$(13,358,675)	$(1,165,727)
Total Return Swap Contracts - Unrealized Loss****								$(62,143,809)	$(15,473,886)
Total Swap Contracts - net								$(48,281,326)	$236,040,220

*	The financing rate is based on the Daily Fed Funds Effective Rate of 4.09% +/- the Spread. The financing rate is variable and the rate is indicated as of September 30, 2025.
**	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/loss. For this reason fair value has not been seperately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
***	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.
****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Company's investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$3,319,031,221	Common Stock	$1,390,281,390
Equity Options	311,606,897	Equity Options	–
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	251,514,106	Total Return Swaps	15,473,886
Currency Options	275,827	Currency Options	–
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	–	Unobservable Inputs	–
Total	$3,882,428,051	Total	$1,405,755,276
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